Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Schedule of Reconciliation of Effective Income Tax Rate
The effective tax rate differs from the cumulative Canadian federal and provincial income tax rate due to the following:
	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Loss for the year before taxes	$(15,043)	$(10,098)
Canadian statutory tax rate	27.0%	27.0%
Expected tax recovery	(4,062)	(2,726)
Difference in foreign tax rates	(91)	(84)
Non-deductible items	1,538	356
Change in tax rate	-	5,025
Change in unrecognized deferred tax and other items	2,615	(2,571)
Income Tax Expense / (Recovery)	$-	$-

Schedule of Components of Deferred Tax Assets
Deferred income tax assets and liabilities have been recognized in respect of the following items:

	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Non-capital loss carry forward assets	$29,353	$27,799
Mineral property acquisition, exploration and development costs	(29,353)	(27,799)
Net deferred income tax liabilities	$-	$-

Schedule of Unrecognized Deductible Temporary Differences and Unused Tax Losses
Deferred income tax assets have not yet been recognized in respect of the following items:

	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Non-capital loss carry forward assets	$25,437	$22,786
Capital loss carry forward assets	360	360
Intercompany receivable assets	2,109	2,109
Other assets	1,125	1,159
Unrecognized deferred income tax assets	$29,031	$26,414